RISK/RETURN
Investment Objective
The objective of The BeeHive Fund (the “Fund”) is capital appreciation.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Summary Section Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage value of your investment)
Annual Fund Operating Expenses		Summary Section Investor Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.47%
Total Annual Fund Operating Expenses		1.22%
Fee Reduction and Expense Reimbursement	[1]	(0.23%)
Net Annual Fund Operating Expenses		0.99%
[1]	Spears Abacus Advisors LLC (the "Advisor") has contractually agreed to reduce a portion of its fee and to reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.99% through at least May 1, 2012 (the "Expense Cap"). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees of Forum Funds (the "Board"). The Advisor may be reimbursed by the Fund for any contractual fee reduction or expense reimbursements if reimbursement to the Advisor occurs within three years of the fee reduction or expense reimbursement and does not cause the Net Annual Fund Operating Expenses of the Fund to exceed the percentage limit contractually agreed. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.

Example.
  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Summary Section Investor Shares	101	364	648	1,457

Portfolio Turnover.
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund primarily invests in equity securities of domestic companies with large and mid-sized market capitalizations.  The Advisor defines (1) companies with large market capitalizations as those companies with market capitalizations of  $5 billion and over and (2) companies with mid-sized market capitalizations as those companies with market capitalizations of at least  $1 billion but not more than  $5 billion.  Equity securities include common stock, convertible securities, preferred stock, warrants and sponsored and unsponsored American Depositary Receipts (“ADRs”).  The Fund may also invest in foreign securities and equity securities of domestic companies with small market capitalizations (defined by the Advisor as those companies with market capitalizations of less than  $1 billion).  In addition, the Fund may invest in domestic fixed-income securities.  From time to time, the Fund’s investments may be focused in one or more industries or sectors.

The Advisor seeks to generate superior long-term capital appreciation through a focused portfolio of companies that the Advisor believes to have dynamic businesses with leading and defensible market positions.  The management philosophy of the Advisor emphasizes specific security selection rather than asset allocation.  The Advisor looks for investments that it believes to offer favorable asymmetric expected-return profiles over a three-year period and which possess catalysts to unlock value.

The Advisor conducts proprietary fundamental research to develop an understanding of a business and its position within its industry.  In this process, the Advisor analyzes company filings and communicates with company management and industry analysts.  The Advisor creates financial models that consider multiple scenarios, including a reasonable worst case.  Once an investment is made, the holding is continuously monitored to ensure that the initial rationale for investment remains.  If it is determined that the initial reason for investment is no longer valid, the Advisor may sell the holding.  A Fund holding may also be sold if the valuation exceeds a target, if valuation appears inconsistent with industry comparables or if other investments with higher expected returns become available.

Principal Investment Risks
General Market Risk.  The net asset value (“NAV”) of the Fund, and your investment return, will fluctuate based upon changes in the value of its portfolio securities.  You could lose money on your investment in the Fund, and the Fund could underperform other investments.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Fund.  Unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Equity Risk.  Stock prices may fall over a short period or extended periods of time.

Foreign Investments Risk.  Foreign securities are subject to additional risks, including currency, political and regulatory risks.

Interest Rate Risk.  When interest rates rise, the prices of most fixed-income securities decline.

Credit Risk.  The Fund may lose money if the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, fails to make timely payment of interest or principal or goes bankrupt.  A decline in an issuer’s credit rating also can cause the price of its bonds to go down.

Company Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio.

Sector/Industry Risk.  The value of stocks within the same group of industries may decline in price due to sector-specific market or economic developments.

Small-Capitalization and Mid-Capitalization Company Risk.  Securities of companies smaller than large capitalization companies may be more volatile, and the price of smaller companies may decline more in response to selling pressure.

Liquidity Risk.  Fixed-income securities held by the Fund may be difficult to sell at the time and at the price that the Advisor would like.

ADR Risk.  ADRs may be subject to some of the same risks as direct investment in foreign companies, as noted in “Foreign Investments  Risk.”  In addition, ADRs may not track the price of the underlying securities perfectly.

Performance Information
The following chart and table illustrate the variability of the annual returns of the Fund.  The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s returns compare to the Standard & Poor’s 500 Index (the “S&P 500 Index”), a broad measure of market performance. Updated performance information is available at www.TheBeeHiveFund.com or by calling (866) 684-4915 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

The calendar year-to-date total return as of March 31, 2011, was 5.84%.  During the period shown in the chart, the highest quarterly return was 21.11% for the quarter ended June 30, 2009, and the lowest quarterly return was (11.12)% for the quarter ended June 30, 2010.

Average Annual Total Returns
Average Annual Total Returns Summary Section	1 Year	Since Inception	Inception Date
Investor Shares	16.90%	6.06%	Sep 1, 2008
Investor Shares After Taxes on Distributions	16.50%	5.86%
Investor Shares After Taxes on Distributions and Sales	11.49%	5.16%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	Forum Funds
Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
Summary Section
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of The BeeHive Fund (the “Fund”) is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund primarily invests in equity securities of domestic companies with large and mid-sized market capitalizations.  The Advisor defines (1) companies with large market capitalizations as those companies with market capitalizations of  $5 billion and over and (2) companies with mid-sized market capitalizations as those companies with market capitalizations of at least  $1 billion but not more than  $5 billion.  Equity securities include common stock, convertible securities, preferred stock, warrants and sponsored and unsponsored American Depositary Receipts (“ADRs”).  The Fund may also invest in foreign securities and equity securities of domestic companies with small market capitalizations (defined by the Advisor as those companies with market capitalizations of less than  $1 billion).  In addition, the Fund may invest in domestic fixed-income securities.  From time to time, the Fund’s investments may be focused in one or more industries or sectors.

The Advisor seeks to generate superior long-term capital appreciation through a focused portfolio of companies that the Advisor believes to have dynamic businesses with leading and defensible market positions.  The management philosophy of the Advisor emphasizes specific security selection rather than asset allocation.  The Advisor looks for investments that it believes to offer favorable asymmetric expected-return profiles over a three-year period and which possess catalysts to unlock value.

The Advisor conducts proprietary fundamental research to develop an understanding of a business and its position within its industry.  In this process, the Advisor analyzes company filings and communicates with company management and industry analysts.  The Advisor creates financial models that consider multiple scenarios, including a reasonable worst case.  Once an investment is made, the holding is continuously monitored to ensure that the initial rationale for investment remains.  If it is determined that the initial reason for investment is no longer valid, the Advisor may sell the holding.  A Fund holding may also be sold if the valuation exceeds a target, if valuation appears inconsistent with industry comparables or if other investments with higher expected returns become available.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
General Market Risk.  The net asset value (“NAV”) of the Fund, and your investment return, will fluctuate based upon changes in the value of its portfolio securities.  You could lose money on your investment in the Fund, and the Fund could underperform other investments.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Fund.  Unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Equity Risk.  Stock prices may fall over a short period or extended periods of time.

Foreign Investments Risk.  Foreign securities are subject to additional risks, including currency, political and regulatory risks.

Interest Rate Risk.  When interest rates rise, the prices of most fixed-income securities decline.

Credit Risk.  The Fund may lose money if the issuer of a bond, including a U.S. Government agency not backed by the full faith and credit of the U.S. Government, fails to make timely payment of interest or principal or goes bankrupt.  A decline in an issuer’s credit rating also can cause the price of its bonds to go down.

Company Risk.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio.

Sector/Industry Risk.  The value of stocks within the same group of industries may decline in price due to sector-specific market or economic developments.

Small-Capitalization and Mid-Capitalization Company Risk.  Securities of companies smaller than large capitalization companies may be more volatile, and the price of smaller companies may decline more in response to selling pressure.

Liquidity Risk.  Fixed-income securities held by the Fund may be difficult to sell at the time and at the price that the Advisor would like.

ADR Risk.  ADRs may be subject to some of the same risks as direct investment in foreign companies, as noted in “Foreign Investments  Risk.”  In addition, ADRs may not track the price of the underlying securities perfectly.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table illustrate the variability of the annual returns of the Fund.  The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s returns compare to the Standard & Poor’s 500 Index (the “S&P 500 Index”), a broad measure of market performance. Updated performance information is available at www.TheBeeHiveFund.com or by calling (866) 684-4915 (toll free).

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table illustrate the variability of the annual returns of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 684-4915 (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TheBeeHiveFund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year-to-date total return as of March 31, 2011, was 5.84%.  During the period shown in the chart, the highest quarterly return was 21.11% for the quarter ended June 30, 2009, and the lowest quarterly return was (11.12)% for the quarter ended June 30, 2010.

Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.84%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.11%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.12%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Summary Section | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Reduction and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	648
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,457
Annual Return 2009	rr_AnnualReturn2009	31.59%
Annual Return 2010	rr_AnnualReturn2010	16.90%
1 Year	rr_AverageAnnualReturnYear01	16.90%
Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 1, 2008
Summary Section | Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Summary Section | Investor Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.49%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Summary Section | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%

[1]	Spears Abacus Advisors LLC (the "Advisor") has contractually agreed to reduce a portion of its fee and to reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) to 0.99% through at least May 1, 2012 (the "Expense Cap"). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees of Forum Funds (the "Board"). The Advisor may be reimbursed by the Fund for any contractual fee reduction or expense reimbursements if reimbursement to the Advisor occurs within three years of the fee reduction or expense reimbursement and does not cause the Net Annual Fund Operating Expenses of the Fund to exceed the percentage limit contractually agreed. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.